Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name		dei_EntityRegistrantName	VIRTUS ALTERNATIVE SOLUTIONS TRUST
Central Index Key		dei_EntityCentralIndexKey	0001589756
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	VAST
Document Creation Date		dei_DocumentCreationDate	Sep. 08, 2015
Document Effective Date		dei_DocumentEffectiveDate	Sep. 08, 2015
Prospectus Date		rr_ProspectusDate	Sep. 08, 2015
Virtus Alternative Total Solution Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Virtus Alternative Total Solution Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund has an investment objective of long-term capital appreciation through investments that have a low correlation to traditional asset classes.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 79 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 98 of the fund’s statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 195% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	195.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Estimated for current fiscal year, as annualized.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the series and do not include acquired fund fees and expenses.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
In pursuing its objective, the fund combines several strategies implemented by managers selected and monitored by the fund’s adviser, Virtus Alternative Investment Advisers, Inc. (“VAIA”), with the assistance of Cliffwater Investments LLC (“Cliffwater”), a subadviser to the fund. In selecting managers to act as the other subadvisers to the fund, VAIA and Cliffwater seek to combine the talents of specialized managers in order to provide an alternative solution for fund shareholders, in the sense that the fund provides access to a variety of investment styles and/or asset classes expected to have a low correlation to traditional asset classes. Each subadviser so selected pursues a separate strategy. VAIA may allocate the fund’s assets to subadvisers employing all or a subset of the strategies described below at a given time, and may change the allocations from time to time in its sole discretion without prior notice to shareholders. The fund’s investment strategies include, without limitation, Convertible Arbitrage, Global Macro, Long/Short Equity, Long/Short Credit, Master Limited Partnership, Infrastructure and Real Estate strategies, each as further described below.
Convertible Arbitrage seeks to capitalize on the complexities of the pricing of convertible bonds, which contain both fixed income and equity characteristics. These strategies typically buy a convertible bond while simultaneously shorting the common stock of the same issuer to take advantage of the mispricing of either security.
Global Macro seeks to profit from the movement of the prices of securities across asset classes. Strategies may utilize tactical trend-based models to allocate assets on both the long and short sides to a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities, often through the use of derivatives.
Long/Short Equity strategies involve long and short global investing. The subadvisers will purchase for the fund securities that they expect to increase in value and sell short securities that they expect to decrease in value. These strategies may make investments across many different industries by gaining both long and short exposure through investments in equities, options, currency forwards, futures, and equity swaps, and/or investments tied to indexes.
Long/Short Credit strategies tactically invest (both long and short) in debt securities of domestic and foreign issuers of all maturities and credit qualities, including high-yield/high-risk fixed income securities (so-called junk bonds), bank loans, distressed debt, corporate bonds, inflation-linked, and emerging market debt securities.
Master Limited Partnership (MLP) strategies seek to deliver both high yield and stable growth by investing in a portfolio of publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources.
Infrastructure strategies seek to invest in companies designed to help society grow and develop and can include toll roads, airports, pipelines, and electricity plants. Typically these companies benefit from protected revenue streams, and long dated contracts that may include pricing power tied to general levels of inflation. As a result, these companies tend to be less volatile than equities over the long term and generally provide more stable and higher yields.
Real Estate strategies concentrate investments in the real estate industry. The focus of the strategies is equity investments in real estate through Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). REITs and REOCs are both types of publicly traded securities representing pools of money invested in income producing properties, including hospitals, malls, hotels, warehouses, office buildings, and apartments, though their distribution patterns and resulting tax considerations differ.
In addition to the investments listed above, the fund may invest in other instruments deemed by the subadvisers as falling within their respective investment strategies, such as sovereign debt, securitized credit instruments, commodity interests, and commodity-linked notes. The fund expects to seek to gain exposure to the commodity markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the fund (the “Subsidiary”) organized as a company under the laws of the Cayman Islands. The fund may invest in derivative instruments, including those referenced above, to pursue its investment objective and to mitigate risk. In seeking its investment objective, the fund will use leverage (e.g., through the use of derivatives), and may actively trade securities. The fund may also engage in short sales of any instrument that the fund is permitted to purchase for investment, with respect to up to 100% of the fund’s net assets. The fund’s use of short sales and investments in derivative instruments will require that the fund set aside liquid assets as necessary to ensure that the fund is able to meet its obligations; as a result, the fund may hold significant amounts of cash, cash equivalents and/or other short-term investments.
In pursuing its investment strategies, the fund may invest without restriction as to issuer capitalization, country, currency, maturity, credit rating or duration. However, from time to time, VAIA may direct one or more subadvisers to limit the fund’s exposure to certain assets or asset classes in an effort to achieve the desired overall exposures for the fund.
The fund is considered non-diversified under federal securities laws, which means that it may concentrate its investments in fewer issuers than permitted for diversified mutual funds.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadvisers expect. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund’s transaction costs. The principal risks of investing in the fund are:
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  Allocation Risk.  The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.
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  Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when ratings decline.
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  Commodity and Commodity-Linked Instruments Risks.  The risks that investments in commodities or commodity-linked notes will subject the fund’s portfolio to greater volatility than investments in traditional securities, or that commodity-linked instruments will experience returns different from the commodities they attempt to track.
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  Commodity Pool Risk.  The risk that the fund’s regulation as a commodity pool under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) will subject the fund to additional costs and/or affect the operations of the fund.
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  Convertible Securities Risk.  The risk that a convertible security held by the fund will be called for redemption at a time and/or price unfavorable to the fund.
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  Counterparty Risk.  The risk that a party upon whom the fund relies to consummate a transaction will default.
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  Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
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  Currency Rate Risk.  The risk that fluctuations in the exchange rates between currencies may negatively affect the value of the fund’s shares.
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  Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.
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  Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
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  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
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  Foreign Currency Transactions Risk.  The risk that the fund’s transactions with respect to foreign currency are not successful or have the effect of limiting gains from favorable market movements.
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  Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations or economic, political or other developments.
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  High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.
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  Income Risk.  The risk that income received from the fund will vary widely over the short- and long-term.
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  Inflation-Linked Securities Interest Rate Risk.  The risk that inflation-linked securities will react differently from other fixed income securities to changes in interest rates. The values of inflation-linked securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-linked security will fall when real interest rates rise and will rise when real interest rates fall.
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  Infrastructure-Related Investment Risk.  The risk that the value of the fund’s shares will decrease as a result of conditions, such as general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses, and changes in interest rates, negatively affecting the infrastructure companies in which the fund invests.
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  Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.
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  Leverage Risk.  The risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.
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  Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.
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  Loan Risks.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.
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  Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
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  Master Limited Partnership Risk.  The risk that the fund’s investments in MLP units will be negatively impacted by tax law changes, changes in interest rates, the failure of the MLP's parent or sponsor to make payments as expected, regulatory developments or other factors affecting the MLP’s underlying assets, which are typically in the natural resources and energy sectors.
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  MLP Tax-Deferred Distribution Risk.  The risk that the fund’s investments in MLPs will cause the fund to receive, and/or to pay to the fund’s shareholders, distributions that represent a return of capital.

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  Multi-Manager Approach Risk.  The risk that, although the investment strategies employed by the subadvisers are intended to be complementary, they may not in fact be complementary and could result in more conflicting transactions, exposure to certain types of securities and/or higher portfolio turnover.
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  New Fund Risk.  The risk that the fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.
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  Non-Diversification Risk.  The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.
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  Portfolio Turnover Risk.  The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section for more information about the impact that portfolio turnover can have on your investment.
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  Real Estate Investment Risk.  The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, changes in the value of the underlying real estate and defaults by lessees and/or borrowers. Investing in real estate through REITs and REOCs also introduces the risk that the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REOC, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.
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  Short Sales Risk.  The risk that the fund will experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund acquires the security.
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  Short-Term Investments Risk.  The risk that the fund’s short-term investments will not provide the liquidity or protection intended or will prevent the fund from experiencing positive movements in the fund’s principal investment strategies.
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  Subsidiary Risk.  By investing in the Subsidiary, the fund is indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the fund and/or the Subsidiary to operate as described in this prospectus and the fund’s Statement of Additional Information, and could adversely affect the fund.
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  Tax Risk.  The risk that the tax treatment of the fund’s investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service that could affect whether income derived from such investments is “qualified income” under Subchapter M of the Internal Revenue Code, or otherwise alter the character, timing and/or amount of the fund’s taxable income or any gains and distributions made by the fund.

Risk Lose Money [Text]		rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	The fund is considered non-diversified under federal securities laws, which means that it may concentrate its investments in fewer issuers than permitted for diversified mutual funds.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Virtus Alternative Total Solution Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	VATAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[1]	rr_ManagementFeesOverAssets	1.95%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expenses on Short Sales		rr_Component1OtherExpensesOverAssets	0.40%
Remaining Other Expenses		rr_Component2OtherExpensesOverAssets	1.50%
Total Other Expenses		rr_OtherExpensesOverAssets	1.90%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	4.14%
Less: Fee Waiver and/or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[3]	rr_NetExpensesOverAssets	3.04%
1 Year		rr_ExpenseExampleYear01	$ 864
3 Years		rr_ExpenseExampleYear03	1,667
5 Years		rr_ExpenseExampleYear05	2,483
10 Years		rr_ExpenseExampleYear10	4,587
1 Year		rr_ExpenseExampleNoRedemptionYear01	864
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,667
5 Years		rr_ExpenseExampleNoRedemptionYear05	2,483
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 4,587
Virtus Alternative Total Solution Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	VATCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	[4]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	[1]	rr_ManagementFeesOverAssets	1.95%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend and Interest Expenses on Short Sales		rr_Component1OtherExpensesOverAssets	0.40%
Remaining Other Expenses		rr_Component2OtherExpensesOverAssets	1.50%
Total Other Expenses		rr_OtherExpensesOverAssets	1.90%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	4.89%
Less: Fee Waiver and/or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[3]	rr_NetExpensesOverAssets	3.79%
1 Year		rr_ExpenseExampleYear01	$ 481
3 Years		rr_ExpenseExampleYear03	1,372
5 Years		rr_ExpenseExampleYear05	2,365
10 Years		rr_ExpenseExampleYear10	4,858
1 Year		rr_ExpenseExampleNoRedemptionYear01	381
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,372
5 Years		rr_ExpenseExampleNoRedemptionYear05	2,365
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 4,858
Virtus Alternative Total Solution Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	VATIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[1]	rr_ManagementFeesOverAssets	1.95%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expenses on Short Sales		rr_Component1OtherExpensesOverAssets	0.40%
Remaining Other Expenses		rr_Component2OtherExpensesOverAssets	1.50%
Total Other Expenses		rr_OtherExpensesOverAssets	1.90%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	3.89%
Less: Fee Waiver and/or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[3]	rr_NetExpensesOverAssets	2.79%
1 Year		rr_ExpenseExampleYear01	$ 282
3 Years		rr_ExpenseExampleYear03	1,086
5 Years		rr_ExpenseExampleYear05	1,908
10 Years		rr_ExpenseExampleYear10	4,044
1 Year		rr_ExpenseExampleNoRedemptionYear01	282
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,086
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,908
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 4,044
Virtus Alternative Total Solution Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	VATRX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[1]	rr_ManagementFeesOverAssets	1.95%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expenses on Short Sales		rr_Component1OtherExpensesOverAssets	0.40%
Remaining Other Expenses	[5]	rr_Component2OtherExpensesOverAssets	1.49%
Total Other Expenses		rr_OtherExpensesOverAssets	1.89%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	3.88%
Less: Fee Waiver and/or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[3]	rr_NetExpensesOverAssets	2.78%
1 Year		rr_ExpenseExampleYear01	$ 281
3 Years		rr_ExpenseExampleYear03	1,083
5 Years		rr_ExpenseExampleYear05	1,903
10 Years		rr_ExpenseExampleYear10	4,036
1 Year		rr_ExpenseExampleNoRedemptionYear01	281
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,083
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,903
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 4,036

[1]	Includes management fees paid by the Subsidiary.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the series and do not include acquired fund fees and expenses.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 2.60% for Class A Shares, 3.35% for Class C Shares and 2.35% for Class I Shares through February 29, 2016. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
[4]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
[5]	Estimated for current fiscal year, as annualized.